Loans receivable (Tables)	12 Months Ended
Dec. 31, 2021
Loans receivable
Schedule of loans receivable

	2021	2020	2019
Balance at January 1	8	521	272
New loans granted	123	—	338
Repayments of principal	—	(508)	(95)
Interest charged	—	7	12
Interest received	(7)	(19)	—
Foreign exchange (gain) / loss	(1)	7	(6)
Balance at December 31	123	8	521